Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of disaggregation of revenue
Disaggregation of revenue

	2024	2023	2022
Continuing operations
External revenue by product line
Prevention - genetic testing	$10,367	$6,155	$13,164
Consumer health - health and wellness solutions	370	—	—
Consumer health - sports distribution	5,199	—	—
Diagnostics - cancer treatment	14,685	15,588	—
	$30,621	$21,743	$13,164

	2024	2023	2022
Continuing operations
External revenue by timing of revenue
Goods transferred at a point in time	$3,967	$—	$—
Services transferred at a point in time	25,052	21,743	13,164
Services transferred overtime	1,602	—	—
	$30,621	$21,743	$13,164